Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Actual Capital Levels and Minimum Required Levels

The Company’s and Citizens’ actual capital levels and minimum required levels at December 31, 2013 and 2012 were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2013
Total Capital to risk-weighted assets
Consolidated	$143,628	17.1%	$67,194	8.0%	n/a	n/a
Citizens	104,884	12.5	67,126	8.0	$83,907	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	133,041	15.8	33,681	4.0	n/a	n/a
Citizens	94,302	11.2	33,679	4.0	50,519	6.0
Tier I (Core) Capital to average assets
Consolidated	133,041	11.6	45,876	4.0	n/a	n/a
Citizens	94,302	8.3	45,447	4.0	56,808	5.0
2012
Total Capital to risk-weighted assets
Consolidated	$116,423	14.8%	$62,931	8.0%	n/a	n/a
Citizens	104,948	13.4	62,656	8.0	$78,319	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	103,979	13.3	31,272	4.0	n/a	n/a
Citizens	95,022	12.1	31,335	4.0	47,002	6.0
Tier I (Core) Capital to average assets
Consolidated	103,979	9.3	44,722	4.0	n/a	n/a
Citizens	95,022	8.5	44,559	4.0	55,699	5.0